Employee benefit plans and compensation plans - Outstanding share-settled awards (Details)	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	1,374,945
Granted (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	0
Unvested, end of the year (in shares)	1,374,945
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	870,471
Granted (in shares)	0
Vested (in shares)	147,854
Forfeited (in shares)	722,617
Unvested, end of the year (in shares)	0
PSUs | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	555,163
Granted (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	555,163
Unvested, end of the year (in shares)	0
PSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	391,136
Granted (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	391,136
Unvested, end of the year (in shares)	0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	1,353,852
Granted (in shares)	776
Vested (in shares)	0
Forfeited (in shares)	85,558
Unvested, end of the year (in shares)	1,269,070